Offerings - Offering: 1	Oct. 09, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 2,440,277.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 373.61
Offering Note	Calculated as the aggregate maximum purchase price for shares of limited liability company interests. The fee of $373.61 was paid by the Fund in connection with filing of the Schedule TO-I by Variant Alternative Lending Fund (File No. 005-94825) on April 17, 2025. This is the final amendment to the Schedule TO and is being filed to report the results of the offer.